Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by operating activities:
Net income	$ 788,178	$ 600,296	$ 155,465
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment losses (gains)	47,558	(80,225)	(77,209)
Purchase of fixed-maturity securities at fair value through income	(150)	(4,819)	(9,156)
Sale, maturity, and other redemptions of fixed-maturity securities at fair value through income		8,700	8,500
Purchases of trading securities	(1,371,832)	(497,657)	(241,188)
Sale and other redemptions of trading securities	1,355,529	503,912	158,825
Change in annuity-related options, derivatives, and gross reserves	172,780	109,763	1,561,437
Deferred income tax benefit	(202,860)	(307,986)	(240,863)
Charges to policy account balances	(222,131)	(187,637)	(158,401)
Gross interest credited to account balances	1,760,900	1,618,376	829,932
Amortization and depreciation	115,328	60,857	(41,534)
Change in:
Accrued investment income	(51,730)	(124,230)	(87,428)
Receivables	(164,182)	(251,059)	(12,479)
Reinsurance recoverables	(254,419)	(227,639)	(100,782)
Deferred acquisition costs	259,407	239,259	(673,086)
Future policy benefit reserves	328,295	1,218,582	1,826,979
Policy and contract claims	102,818	74,481	27,335
Other policyholder funds	(20,960)	(35,142)	59,155
Unearned premiums	21,540	(20,157)	11,669
Other assets and liabilities	(19,822)	(278,427)	166,689
Other, net	420	(5,924)	745
Total adjustments	1,856,489	1,813,028	3,009,140
Net cash provided by operating activities	2,644,667	2,413,324	3,164,605
Cash flows used in investing activities:
Purchase of fixed-maturity securities	(14,962,344)	(15,028,477)	(15,498,964)
Sale and other redemptions of fixed-maturity securities	8,405,110	7,224,211	4,264,652
Matured fixed-maturity securities	1,585,456	1,767,133	1,121,527
Funding of mortgage loans on real estate	(2,249,020)	(2,281,527)	(1,854,016)
Repayment/disposal of mortgage loans on real estate	674,296	673,278	811,372
Purchase of derivative securities	(423,397)	(512,523)	(397,943)
Sale of derivative securities	415,794	242,298	1,344,736
Purchase of equity securities	(376,145)	(143,684)	(6,163)
Sale of equity securities	152,821	58,858	29,209
Purchase of partnership investments	(53,952)	(19,777)	(2,992)
Sale of real estate		5,929
Net change in short-term securities	4,454	43,443	(40,350)
Purchase of home office property and equipment	(1,794)	(7,486)	(4,882)
Goodwill and intangible acquistion	(7,801)
Other, net	(7,636)	(2,958)	(756)
Net cash used in investing activities	(6,926,348)	(7,144,829)	(9,915,481)
Cash flows provided by financing activities:
Cash (paid to) received from FHLB advance	(500,000)	500,000
Policyholders' deposits to account balances	12,299,879	10,035,234	13,666,314
Policyholders' withdrawals from account balances	(6,601,844)	(6,485,558)	(6,207,879)
Policyholders' net transfers between account balances	56,943	101,897	(98,712)
Change in amounts drawn in excess of bank balances	(11,650)	16,045	(884)
Dividend paid to parent company	(861,000)	(572,125)	(250,000)
Repayment of mortgage notes payable	(7,845)	(7,423)	(7,026)
Net cash provided by financing activities	4,374,483	3,588,070	7,101,813
Net change in cash and cash equivalents	92,802	(1,143,435)	350,937
Cash and cash equivalents at beginning of year	1,127,182	2,270,617	1,919,680
Cash and cash equivalents at end of year	1,219,984	1,127,182	2,270,617
Note: Supplemental disclosure of cash flow information for noncash transactions - non-cash dividend payment
Supplemental disclosure of cash flow information for non-cash distribution - non-cash dividend payment to affiliate (see note 19 for further discussion)	33,165
Affiliates
Cash flows used in investing activities:
Change in loan to related parties	(39,115)	817,110	341,055
Non Affiliates
Cash flows used in investing activities:
Change in loan to related parties	$ (43,075)	$ 19,343	$ (21,966)